ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	6 Months Ended
Jun. 30, 2024 USD ($)
Common Stock
Name Of Subsidiary	China Liberal Education Holdings Limited
Place Of Incorporation	Cayman Islands
Boya Hong Kong [Member] | China Liberal Beijing [Member]
Owned subsidiary of Boya Hong Kong	100.00%
Date of incorporation	Aug. 08, 2011
Registered capital	$ 5,100,000
Proportion of ownership interest in subsidiary	91.17%
Remaining proportion of ownership interest in subsidiary	8.82%
Non-controlling interest	8.82%
Non-controlling interest total price	$ 453,669
Ownership interest owned by Shareholders	100.00%
Boya Hong Kong [Member] | Yi Xin BVI [Member]
Proportion of ownership interest in subsidiary	100.00%
Name Of Subsidiary	Yi Xin BVI International Investment Limited